FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Concentration risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 93,519	€ 84,734
Accounts receivables	4,550	6,138
One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 29,752	€ 35,692
Customer | One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Number of customers | customer	1	1